BLACKROCK FUNDSSM

BlackRock Exchange Portfolio

(the “Fund”)

Supplement dated May 31, 2022 to the Statement of Additional Information (“SAI”) of the Fund, dated April 29, 2022, as supplemented to date

Effective May 16, 2022, the following changes are made to the Fund’s SAI:

The section entitled “Management, Advisory and Other Service Arrangements — Information Regarding the Portfolio Managers” is revised as follows:

The first paragraph is deleted in its entirety and replaced with the following:

Lawrence Kemp, Phil Ruvinsky and Caroline Bottinelli are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.

The sub-section entitled “Other Funds and Accounts Managed” is deleted in its entirety and replaced with the following:

The following table sets forth information about funds and accounts other than the Fund for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of the Fund’s fiscal year ended December 31, 2021.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Lawrence Kemp	12 $41.12 Billion	3 $3.18 Billion	0 $0	0 $0	0 $0	0 $0
Phil Ruvinsky	14 $45.13 Billion	3 $4.12 Billion	0 $0	0 $0	0 $0	0 $0
Caroline Bottinelli	0 $0	0 $0	0 $0	0 $0	0 $0	0 $0

*	Information provided is as of April 30, 2022.

The first paragraph of the sub-section entitled “Portfolio Manager Compensation Overview” is deleted in its entirety and replaced with the following:

The discussion below describes Lawrence Kemp’s and Phil Ruvinsky’s compensation as of December 31, 2021 and Caroline Bottinelli’s compensation as of April 30, 2022.

The last sentence of the first paragraph of the sub-section entitled “Discretionary Incentive Compensation” is deleted in its entirety and replaced with the following:

With respect to the portfolio managers, the benchmarks for the Fund and other accounts are:

Portfolio Manager	Applicable Benchmarks
Lawrence Kemp Phil Ruvinsky Caroline Bottinelli	Russell 1000 Growth Custom Index; Russell 1000 Growth Index; Russell 2500 Growth Index; Russell MidCap Growth Index

The sub-section entitled “Portfolio Manager Beneficial Holdings” is deleted in its entirety and replaced with the following:

The following table sets forth the dollar range of equity securities of the Fund beneficially owned by each portfolio manager as of December 31, 2021.

Portfolio Manager	Dollar Range
Lawrence Kemp	$100,001-$500,000
Phil Ruvinsky	None
Caroline Bottinelli*	None

*	Information provided is as of April 30, 2022.

Shareholders should retain this Supplement for future reference.

SAI-EX-0522SUP

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